UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2008
                                                      -----------------

Check here if Amendment [ ] Amendment Number:
                                           --------------------
        This Amendment (Check only one.):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
               ------------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
               ------------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------------

Form 13F File Number:  28-12410
                       -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
                 -------------------------------------------------
Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello      Washington, DC    August 14, 2008
-----------------------      --------------    ---------------
       Signature              City, State            Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE.  (Check here if no  holdings  reported  are in this
     report,   and  all  holdings  are  reported  by  other  reporting
     manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number              Name
   28-
      --------------------           --------------------------------------

                      -----------------------------------
                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                                  ----------------------

Form 13F Information Table Entry Total:           9
                                                  ----------------------

Form 13F Information Table Value Total:           $21,246
                                                  ----------------------
                                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.         Form 13F File Number      Name

    1           28-12429                  Carlyle Investment Management L.L.C.
    -------     --------                  ------------------------------------

                                        3

                                                     FORM 13-F INFORMATION TABLE

COLUMN 1                 COLUMN 2        COLUMN 3      COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------                 --------        --------      --------           --------         --------   --------         --------
                                                        VALUE    SHRS OR    SH/     PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT    PRN     CALL  DISCRETION  MANAGERS   SOLE  SHARED   NONE
--------------           --------------    -----       --------  -------    ---     ----  ----------  --------   ----  ------   ----

Blackboard Inc              Com           091935502    $ 16,715   437,218    SH     --    Shared-         1           437,218
                                                                                          Defined

Clearwire Corp              CL A          185385309    $1,296     100,000    SH     --    Shared-         1           100,000
                                                                                          Defined

American Tower Corp         CL A          029912201    $444        10,500    SH     --    Shared-         1            10,500
                                                                                          Defined

Comcast Corp New            CL A          20030N101    $949        50,000    SH     --    Shared-         1            50,000
                                                                                          Defined

General Electric Co         Com           369604103    $267        10,000    SH     --    Shared-         1            10,000
                                                                                          Defined

Huntsman Corp               Com           447011107    $456        40,000    SH     --    Shared-         1            40,000
                                                                                          Defined

Owens Corning New           Com           690742101    $569        25,000    SH     --    Shared-         1            25,000
                                                                                          Defined

Regal Entmt Group           CL A          758766109    $153        10,000    SH     --    Shared-         1            10,000
                                                                                          Defined

Time Warner Cable Inc       CL A          88732J108    $397        15,000    SH     --    Shared-         1            15,000
                                                                                          Defined
------------------------------------------------------------------------------------------------------------------------------------


                                                                   3